Note 11 (Tables)	6 Months Ended
Jun. 30, 2026
Finacial instruments designated at fair value through profit or loss [Abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
ASSETS
Debt securities	6.2 / 7	1,007	1,006
Total assets	7	1,007	1,006
LIABILITIES
Customer deposits		865	897
Debt certificates issued		6,810	5,997
Other financial liabilities: Unit-linked products		13,774	11,524
Total liabilities	7	21,450	18,417